Note 14 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Open Tax Year	2012
Latest Tax Year [Member] | Domestic Tax Authority [Member]
Open Tax Year	2015
Discontinued Operations [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 8,511,042	$ 6,623,656
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0	$ 0
Operating Loss Carryforwards	140,506,000	108,398,000	$ 84,417,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 16,145,402	$ 11,049,207